FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	At December 31, 2011
Assets (Liabilities) in millions	Total	Level 1	Level 2	Level 3
Available-for-sale investments	$1.3	$1.3	$—	$—
Cross currency forward exchange contracts — recorded as other financial assets	37.4	37.1	0.3	—
Cross currency forward exchange contracts — recorded as other financial liabilities	(7.1)	(1.1)	(6.0)	—
	$31.6	$37.3	$(5.7)	$—

	At December 31, 2010
Assets (Liabilities) in millions	Total	Level 1	Level 2	Level 3
Available-for-sale investments	$6.1	$6.1	$—	$—
Cross currency forward exchange contracts — recorded as other financial assets	15.4	13.4	2.0	—
Cross currency forward exchange contracts — recorded as other financial liabilities	(56.1)	(36.6)	(19.5)	—
	$(34.6)	$(17.1)	$(17.5)	$—

Schedule of assets measured at fair value on a non-recurring basis

	Year ended December 31, 2011
					Total
Assets in Millions	Total	Level 1	Level 2	Level 3	(Losses)
Investment in affiliates:
— Shunda	$—	—	—	$—	$(48.0)
Long-Term Investments
— Nitol	—	—	—	—	(40.0)
Property, Plant and Equipment:
— Idle equipement and facility	4.0	—	—	4.0	(54.6)
Intangible Assets:
— MSK technology and Trade Mark	—	—	—	—	(125.7)
	$4.0	—	—	$4.0	$(268.3)

	Year ended December 31, 2010
					Total
Assets in Millions	Total	Level 1	Level 2	Level 3	(Losses)
Investment in affiliates:
— Shunda	$43.8	—	—	$43.8	$(82.3)
Property, Plant and Equipment:
— Shanghai thin-film production line	5.4	—	—	5.4	(54.6)
Intangible Assets:
— Kuttler patents and technology	—	—	—	—	(5.2)
Other non-current assets	1.3	—	—	1.3	(3.2)
	$50.5	—	—	$50.5	$(145.3)